LONG-TERM INVESTMENTS	12 Months Ended
Jun. 30, 2011
LONG-TERM INVESTMENTS
NOTE 7 - LONG-TERM INVESTMENTS

The following long-term investments were accounted for under either equity method or cost method.

June 30, 2010	Interest held	Long-term investment, at cost, less impairment	Share of undistributed results	Advance to investee company	Total

Equity Method Investment
Hollysys Information Technology Co., Ltd.	49.00%	$3,063,366	$371,738	$27	$3,435,131
Hollysys Electric Machinery Co., Ltd	40.00%	779,888	1,571,979	-	2,351,867
New Huake Electric Technology Co., Ltd	37.50%	220,884	(153,428)	-	67,456
China Techenergy Co., Ltd.	50.00%	6,626,515	1,201,756	43,412	7,871,683
IPE Biotechnology Co., Ltd	31.15%	1,613,655	266,035	-	1,879,690
		$12,304,308	$3,258,080	$43,439	$15,605,827

Cost Method Investment
Beijing Hollysys Equipment Technology Co., Ltd	20.00%	58,902	-	-	58,902
Zhongjijing Investment Consulting Co., Ltd	5.00%	441,768	-	-	441,768
Zhejiang Sanxin Technology Co., Ltd	10.00%	147,256	-	-	147,256
Zhejiang Sanxin Engineering Co., Ltd	6.00%	88,354	-	-	88,354
Heilongjiang Ruixing Technology Co., Ltd	8.31%	1,006,052	-	-	1,006,052
		$1,742,332	$-	$-	$1,742,332
		$14,046,640	$3,258,080	$43,439	$17,348,159

June 30, 2011	Interest held	Long-term investment, at cost, less impairment	Share of undistributed results	Advance to investee company	Total

Equity Method Investment
Hollysys Electric Machinery Co., Ltd	40.00%	818,367	2,020,888	-	2,839,255
New Huake Electric Technology Co., Ltd	37.50%	231,782	(92,350)	-	139,432
China Techenergy Co., Ltd.	50.00%	6,953,458	2,994,512	45,554	9,993,524
IPE Biotechnology Co., Ltd	23.39%	1,523,944	1,099,935	-	2,623,879
		$9,527,551	$6,022,985	$45,554	$15,596,090

Cost Method Investment
Hollysys Information	20.00%	1,471,261	-	-	1,471,261
Beijing Hollysys Equipment Technology Co., Ltd	20.00%	46,356	-	-	46,356
Zhongjijing Investment Consulting Co., Ltd	5.00%	309,043	-	-	309,043
Zhejiang Sanxin Engineering Co., Ltd	6.00%	92,713	-	-	92,713
Heilongjiang Ruixing Technology Co., Ltd	8.31%	1,055,689	-	-	1,055,689
		$2,975,062	$-	$-	$2,975,062

		$12,502,613	$6,022,985	$45,554	$18,571,152

In July 2010, the Company entered into an agreement to dispose of 29%  of its 49% equity interest in Hollysys Information to the other equity interest owner, for a cash consideration of RMB 23,377,700 (equivalent to $3,526,793), and a gain of $1,443,994 was recognized in the consolidated statement of operations during the year ended June 30, 2011. Upon the disposal, the Company held a 20% equity interest of Hollysys Information, and lost the ability to exercise significant influence in Hollysys Information. The Company discontinued accruing its share of the earnings or losses of Hollysys Information and adopted the cost method to account for the remaining 20% equity interest of Hollysys Information upon the disposal as the Company is only able to nominate 1 director out of 5 directors in the board of Hollysys Information and lost significant influence in Hollysys Information in accordance with the revised Memorandum and Article of Association of Hollysys Information.

In December 2010, the Company disposed of all its investment in Zhejiang Sanxin Technology Co., Ltd at cost.

In November 2010, the Company entered into an agreement to dispose of 3.115%  of its 31.15% equity interest in IPE Biotechnology Co., Ltd (“IPE”) to a third party, for a cash consideration of RMB 934,500 (equivalent to $140,980), and a loss of $43,461 was recognized in the consolidated statement of operations during the year ended June 30, 2011. The Company continued to hold a 28.035% equity interest in IPE after the disposal.

In April 2011, a third party injected RMB 30 million (equivalent to $4,525,843) capital into IPE, of which RMB 5.95 million (equivalent to $897,626) was recognized as the paid-in capital, and the remaining balance was recognized as capital surplus. Upon the injection of paid in capital, the Company’s equity interest in IPE was diluted from 28.035% to 23.39%, while the share of net assets from IPE increased by $756,619. This increase in share of net assets from IPE was recognized as dilution gain on share of an equity investee in the consolidated statement of operations during the year ended June 30, 2011.